NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of the Company | ¥	¥ 5,781,725		¥ 3,496,606	¥ 2,501,595
Net income attributable to ordinary shareholders of the Company	¥ 5,781,725	$ 907,277	¥ 3,496,606	¥ 2,501,595
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income (loss) per ordinary share	307,265,600	307,265,600	298,222,207	288,827,604
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	14,132,153	14,132,153	8,442,892	12,110,866
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income (loss) per ordinary share	321,397,753	321,397,753	306,665,099	300,938,470
Basic net income (loss) per share (in CNY per share) | (per share)	¥ 18.82	$ 2.95	¥ 11.72	¥ 8.66
Diluted net income (loss) per share (in CNY per share) | (per share)	¥ 17.99	$ 2.82	¥ 11.40	¥ 8.31
Anti-dilutive securities excluded from the calculation of diluted net loss per share	0	0	0	0